Labor and Social Security Obligations - Summary of Labor and Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Labor And Social Security Obligations [Abstract]
Profits sharing	R$ 37,802	R$ 28,563
Labor provisions	2,922	2,385
Labor and social security obligations	R$ 40,724	R$ 30,948